Private Placement (Details) - Private Placement [Member]	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Aggregate purchase of shares | shares	8,100,000
Price per shares | $ / shares	$ 1.00
Aggregate purchase price | $	$ 8,100,000
Class A common stock [Member]
Private Placement (Details) [Line Items]
Description of sale of stock	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).